Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	DESWELL INDUSTRIES, INC.
Entity Central Index Key	0000946936
Entity File Number	001-33900
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10B, Edificio Associacao Industrial De Macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveria
Entity Address, City or Town	Macao
Entity Address, Country	CN
Entity Address, Postal Zip Code	0000
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	DSWL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,935,239
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Herman Wong
Contact Personnel Email Address	hermanwong@jetcrown.net
Contact Personnel Fax Number	853-28-323265
Entity Address, Address Line One	10B, Edificio Associacao Industrial De macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveira
Entity Address, City or Town	Macao
Entity Address, Country	CN
Entity Address, Postal Zip Code	0000
Entity Phone Fax Numbers [Line Items]
City Area Code	853
Local Phone Number	-28-322096